Schedule I-Financial Information of the Parent Company - Schedule I-Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) operating activities	$ (12,308,531)	$ (769,797)	$ (141,836)
Net cash (used in) investing activities	9,677,256	(9,457,764)
Net cash provided by (used in) financing activities	5,700,000	13,783,523	(46,704)
Net increase (decrease) in cash	3,068,725	3,555,962	(188,540)
Cash at the beginning of the year	3,566,438	10,476	199,016
Cash at the end of the year	$ 6,635,163	$ 3,566,438	$ 10,476